RELATED PARTY - Related Party Transactions on Consolidated Statements of Income and Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Sales	$ 987,929	$ 788,373	$ 577,183
Mattamy Jacksonville LLC | Related Party
Related Party Transaction [Line Items]
Sales	$ 0	$ 0	$ 916